Subsequent events (Details Narrative) R$ in Millions, $ in Billions	1 Months Ended		12 Months Ended
	Mar. 31, 2023 BRL (R$)	Feb. 28, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Feb. 28, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Gains (losses) on litigation settlements			R$ 1,700
Key management personnel compensation, share-based payment			R$ 1,100
Events after reporting period member
IfrsStatementLineItems [Line Items]
Finance issued in bonds | $				$ 1.0
Interest rate		7.25%
Gains (losses) on litigation settlements	R$ 1,700
Key management personnel compensation, share-based payment	R$ 1,100
Events after reporting period member | Wise [Member]
IfrsStatementLineItems [Line Items]
Equity interest rate		61.10%
Considerations on share transaction		R$ 138